Basis of Preparation	12 Months Ended
Jan. 31, 2018
Basis of Preparation [Abstract]
Disclosure of basis of preparation of financial statements [text block]
1	Basis of Preparation

The Company has presented its consolidated financial statements as of 31 January 2018, 31 January 2017, 30 June 2016 and 30 June 2015 and the periods then ended in accordance with Tier 1 For- Profit Accounting Standards, NZ IFRS, which are also in compliance with IFRS as issued by the IASB and collectively refer to international accounting and financial reporting standards (IASs and IFRSs) and to interpretations of the Interpretations Committees (SIC and IFRIC) for their filing into New Zealand Companies Office.

The consolidated financial statements as of 31 January 2018, 31 January 2017, 30 June 2016 and 30 June 2015 and for the periods then ended are in compliance with IFRS as issued by the IASB.

(a)	Historical cost convention

The financial statements are based on historical costs, except for the measurement at fair value of selected financial assets and financial liabilities.